LOANS PAYABLE - Long-Term Loans - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended
	Jul. 19, 2011 Goldman Sachs Loan USD ($)	Jul. 19, 2011 Goldman Sachs Loan CNY	Oct. 17, 2012 ANZ Loan USD ($)	Oct. 17, 2012 ANZ Loan AUD	Oct. 17, 2012 ANZ Loan CNY	Sep. 18, 2012 ANZ Loan AUD	Sep. 18, 2012 ANZ Loan CNY
Debt Instrument [Line Items]
Unsecured loan, maturity period (in years)	2 years	2 years	2 years	2 years	2 years
Unsecured loan borrowed from Goldman Sachs Lending Partners LLC	$ 350.00	2,180.00
Annual interest rate	1.30%	1.30%	2.75%	2.75%	2.75%
Debt, maturity date	Jul. 14, 2013	Jul. 14, 2013
Specific amount up to which borrowings can be made under the commitment of a bank loan						105.00	679.86
Period within which a specific amount can be borrowed under the commitment of a bank loan (in months or years)						2 years	2 years
Amount borrowed under the commitment of a bank loan			$ 56.76	55.00	355.50